DEPOSITS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2021
DEPOSITS FROM CUSTOMERS

31)       DEPOSITS FROM CUSTOMERS

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

Composition by nature

		R$ thousand
	On December 31, 2021	On December 31, 2020
Demand deposits	56,613,691	50,247,334
Savings deposits	139,341,042	136,698,248
Time deposits	373,771,517	358,347,161
Total	569,726,250	545,292,743